TRADE AND OTHER PAYABLES: AMOUNTS FALLING DUE AFTER MORE THAN ONE YEAR - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other non-current payables [abstract]
Contingent consideration liabilities	£ 20	£ 76
Deferred consideration liabilities	87	0
Liabilities in respect of put option agreements with vendors	58	66
Fair value of derivatives	1	25
Other payables and accruals	42	62
Trade and other payables	£ 208	£ 229